Document and Entity Information	Feb. 16, 2021
Cover [Abstract]
Entity Address, Address Line Three	CB24 9BZ United Kingdom
Entity Tax Identification Number	00-0000000
Local Phone Number	266800
Amendment Flag	false
Entity Central Index Key	0001351288
Document Type	8-K
Document Period End Date	Feb. 16, 2021
Entity Registrant Name	GW PHARMACEUTICALS PLC
Entity Incorporation State Country Code	X0
Entity File Number	001-35892
Entity Address, Address Line One	Sovereign House
Entity Address, Address Line Two	Vision Park Chivers Way
Entity Address, City or Town	Histon Cambridge
Entity Address, Postal Zip Code	CB24 9BZ
Entity Address, Country	GB
City Area Code	1223
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares, each representing 12 Ordinary Shares, par value £0.001 per share
Trading Symbol	GWPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false